DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 06, 2021 USD ($) D $ / shares shares	Nov. 24, 2020 USD ($) $ / shares shares	Dec. 18, 2019	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2018 shares
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				6,439	6,439			6,439			6,439
Cash of not held in the trust account and available for working capital purposes								$ (5,566,182)
Number of shares redeemed | shares								9,038,488
Aggregate amount of redeemed shares								$ 39,999,919
Amount paid from Trust account											$ 3,675,000
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issued | shares				106,752		75,694		1,830,071	148,011		164,886	122,560
Common shares, shares issued | shares				4,595,168	2,765,097			4,595,168			2,765,097	8,396,425
Common shares, shares outstanding | shares				4,595,168	2,765,097	8,544,436		4,595,168	8,544,436		2,765,097	8,396,425	4,488,416	8,468,742	8,273,865
LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares					8,009,041
Proceeds from sale of Private Placement Warrants										$ 2,831,809
Transaction Costs		$ 1,858,498
Underwriting fees		1,601,808
Other offering costs		$ 256,690
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account										80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination										50.00%
Cash of not held in the trust account and available for working capital purposes				$ 200,897						$ 416,111
Aggregate purchase price							$ 25,000
Condition for future business combination number of businesses minimum			1
Payments for investment of cash in Trust Account										80,090,412
Working capital subject to annual limit										250,000
Condition for future business combination threshold Net Tangible Assets										$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent										20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)										100.00%
Threshold business days for redemption of public shares										5 days
Amount of remaining balance in Trust account				$ 80,121,806				$ 80,121,806		$ 80,120,809
Preferred stock, par value, (per share) | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Common shares, par value, (per share) | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock							$ 25,000
Common shares, shares issued | shares				2,002,260			2,156,250	2,002,260		2,002,260
Common shares, shares outstanding | shares				2,002,260			2,156,250	2,002,260		2,002,260
Initial Public Offering | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		8,009,041
Purchase price, per unit | $ / shares		$ 10.00
Payments for investment of cash in Trust Account		$ 80,090,412
Number of shares issued | shares		8,009,041		1,125,000
Purchase price, per share | $ / shares		$ 10.00
Private Placement | Private Placement Warrants | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		3,146,454		3,146,454				3,146,454		3,146,454
Price of warrant | $ / shares		$ 0.90		$ 0.90				$ 0.90		$ 0.90
Proceeds from sale of Private Placement Warrants		$ 2,831,809		$ 2,831,809						$ 2,831,809
Over-allotment option | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		509,041
Purchase price, per unit | $ / shares		$ 10.00		$ 10.00				10.00		$ 10.00
Proceeds from issuance initial public offering		$ 80,090,410
Number of shares issued | shares		509,041		509,041						509,041
Purchase price, per share | $ / shares		$ 10.00		$ 10.00				$ 10.00		$ 10.00
Subsequent events | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 10.00
Aggregate purchase price	$ 23,003,944
Payments for investment of cash in Trust Account	$ 57,100,000
Redemption of shares calculated based on business days prior to consummation of business combination (in days)	2 days
Number of shares issued | shares	2,299,493
Purchase price, per share | $ / shares	$ 10.00
Common shares, shares issued | shares	114,707,150
Common shares, shares outstanding | shares	114,707,150
Merger agreement | Subsequent events
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed | shares	2,299,493
Price per share | $ / shares	$ 10.00
Aggregate amount of redeemed shares	$ 23,003,944
Amount paid from Trust account	$ 23,003,944
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Common shares, par value, (per share) | $ / shares	$ 0.0001
Numerator for calculation for conversion of shares	$ 100,000,000
Exchange ratio	1.815
Number of Earn-Out Shares | shares	12,500,000
Merger agreement | Subsequent events | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed | shares	2,299,493
Price per share | $ / shares	$ 10.00
Aggregate amount of redeemed shares	$ 23,003,944
Amount paid from Trust account	23,003,944
Amount of remaining balance in Trust account	$ 57,100,000
Threshold period for issue of Earn-Out Shares	3 years
Trading days for issuance of Earn-Out Shares | D	20
Consecutive trading days for Earn-Out of shares | D	30
Subscription agreement | Subsequent events
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 10.00
Purchase price, per share | $ / shares	$ 10.00
Subscription agreement | Subsequent events | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	20,000,000
Proceeds from Issuance of Common Stock	$ 200,000,000